Net Income Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator (RMB in thousands):
Net income from continuing operations attributable to NetEase, Inc's shareholders	¥ 13,274,997	$ 1,906,833	¥ 8,291,089	¥ 11,542,393
Net (loss)/income from discontinued operations attributable to NetEase, Inc's shareholders	7,962,519	1,143,744	(2,138,682)	(834,454)
Net income attributable to NetEase, Inc.'s shareholders	¥ 21,237,516	$ 3,050,577	¥ 6,152,407	¥ 10,707,939
Denominator (No. of shares in thousands):
Weighted average number of ordinary shares outstanding, basic (in shares)	3,220,473	3,220,473	3,235,324	3,290,312
Dilutive effect of employee stock options and restricted share units	29,499	29,499	19,365	25,166
Weighted average number of ordinary shares outstanding, diluted	3,249,972	3,249,972	3,254,689	3,315,478
Net income per share from continuing operations attributable to NetEase, Inc's shareholders, basic | (per share)	¥ 4.12	$ 0.59	¥ 2.56	¥ 3.51
Net (loss)/income per share from discontinued operations attributable to NetEase, Inc's shareholders, basic | (per share)	2.47	0.36	(0.66)	(0.26)
Net income/(loss) per share, basic (in CNY and dollars per share) | (per share)	6.59	0.95	1.90	3.25
Net income per share from continuing operations attributable to NetEase, Inc's shareholders, diluted | (per share)	4.08	0.59	2.55	3.48
Net (loss)/income per share from discontinued operations attributable to NetEase, Inc's shareholders, diluted | (per share)	2.45	0.35	(0.66)	(0.25)
Net income/(loss) per share, diluted (in CNY and dollars per share) | (per share)	¥ 6.53	$ 0.94	¥ 1.89	¥ 3.23
Anti-dilutive ordinary shares and restricted share units excluded from the calculation of diluted net income per share	11,400	11,400	19,600	3,800